Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Trustmark 401(k) Plan [Member]
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 6. Fair Value Measurements

FASB ASC Topic 820, Fair Value Measurement ("ASC Topic 820"), establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC Topic 820 are described as follows:

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Level 1 Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

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Level 2 Inputs to the valuation methodology include: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

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Level 3 Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis. There have been no changes in the methodologies used on December 31, 2025 and 2024.

Common stock of Trustmark Corporation (Level 1): Valued at the closing price reported on the active market on which the individual securities are traded.

Mutual funds and self-directed brokerage accounts (Level 1): Valued at the NAV of shares held by the Plan at year-end. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded. Self-directed brokerage accounts primarily consist of mutual funds, cash & cash equivalents, and exchange traded funds that are valued on the basis of readily determinable market prices.

Collective investment funds: Valued at NAV per unit, as determined by the trustee at year-end. The NAV is used as the practical expedient to estimate fair value.

Pooled separate account: Valued at NAV per unit, as determined by the trustee at year-end. The NAV is used as the practical expedient to estimate fair value.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables set forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Values as of December 31, 2025
	Level 1	Total

Mutual funds	$160,140,231	$160,140,231
Common stock of Trustmark Corporation	16,473,118	16,473,118
Self-directed brokerage accounts	22,228,731	22,228,731

Total investments at fair value	198,842,080	198,842,080

Collective investment funds measured at NAV*	-	192,747,015
Pooled separate account measured at NAV*	-	40,594,374

Total investments	$198,842,080	$432,183,469

	Assets at Fair Values as of December 31, 2024
	Level 1	Total

Mutual funds	$145,788,288	$145,788,288
Common stock of Trustmark Corporation	17,390,020	17,390,020
Self-directed brokerage accounts	17,858,332	17,858,332

Total investments at fair value	181,036,640	181,036,640

Collective investment funds measured at NAV*	-	174,713,346
Pooled separate account measured at NAV*	-	38,239,215

Total investments	$181,036,640	$393,989,201

There were no investments measured using Level 2 or Level 3 during the years ending December 31, 2025 and 2024.

* Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.
The fair value of investments, other than Level 1, in certain entities that calculate NAV per share (or its equivalent), are as follows:

Investment	Fair Value at December 31, 2025	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Collective investment funds	$192,747,015	N/A	Daily	Daily
Pooled separate account	40,594,374	N/A	Daily	Daily

Investment	Fair Value at December 31, 2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Collective investment funds	$174,713,346	N/A	Daily	Daily
Pooled separate account	38,239,215	N/A	Daily	Daily